Financial Highlights (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Unit, Class C [Member]
Financial Highlights (Details) [Line Items]
Net Asset, Value per Trading Units	$ 0	$ 0	$ 0	$ 0